Intangible Assets (Tables)	12 Months Ended
May 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of May 31,
	2013	2014
	US$	US$
Costs:
Intangible assets with indefinite lives:
Trademark	267	262
Intangible assets with finite lives:
Trademark	327	321
Courseware	49	49
Student base	114	112
License	415	415

	1,172	1,159

Accumulated amortization:
Trademark	(155)	(184)
Courseware	(49)	(49)
Student base	(49)	(112)
License	(57)	(78)

	(310)	(423)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	267	262
Intangible assets with definite lives:
Trademark	172	137
Courseware	—	—
Student base	65	—
License	358	337

	862	736